GENERAL COMPANY INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of General Company Information [Abstract]
GENERAL COMPANY INFORMATION	GENERAL COMPANY INFORMATION
Gambling.com Group Limited (the “Company” or "Group”) is a public limited liability company founded in 2006 and incorporated in Jersey in accordance with the provisions of the Companies (Jersey) Law 1991, as amended. We redomiciled from Malta to Jersey and renamed from Gambling.com Group Plc to Gambling.com Group Limited in May 2021. Our registered address is 22 Grenville Street, St. Helier, Jersey JE4 8PX.
We are a multi-award-winning performance marketing company and a leading provider of digital marketing services active exclusively in the online gambling industry. Our principal focus is on online casino and online sports betting and the fantasy sports industry. Through our proprietary technology platform, we publish a portfolio of premier branded websites including Gambling.com, Casinos.com, RotoWire.com, and Bookies.com. Each of our websites is bespoke and tailored for different user interests and markets within the online gambling industry and include original and curated news relating to the sector, such as odds, statistics, product reviews and product comparisons of online gambling services around the world. We attract online gamblers through online marketing efforts and refer these online gamblers to companies that are licensed by gambling regulators to provide real-money online gambling services, known as online gambling operators, who convert online gamblers into paying players. In this way, we provide business-to-business, or B2B, digital marketing services to online gambling operators.
The Group has a workforce of almost 500 employees and primarily operates from our offices in Ireland, the United States and Malta.